Related Party Transactions - Private Placement Warrants (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Mar. 13, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued (in shares)		5,750,000
Class A common stock
Related Party Transaction [Line Items]
Number of shares issuable per warrant (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.50
Private Placement
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued (in shares)	3,733,334	3,733,334	3,733,334
Price of warrants (in dollars per share)		$ 1.50	$ 1.50
Proceeds from issuance of warrants	$ 5.6	$ 5.6	$ 5.6
Private Placement | Class A common stock
Related Party Transaction [Line Items]
Number of shares issuable per warrant (in shares)		1	1
Exercise price of warrants (in dollars per share)		$ 11.50	$ 11.50